Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2019		$ 1,003,447	$ (2,709,305)	$ 57,248		$ (1,648,610)
Balance, shares at Dec. 31, 2019	20,000,000
Ordinary Shares issued		20,810,388				20,810,388
Ordinary Shares issued, shares	5,000,000
Capital Contributions		163,847				163,847
Net Loss			(2,218,062)			(2,218,062)
Foreign Currency Translation Adjustment				(205,785)		(205,785)
Balance at Dec. 31, 2020		21,977,682	(4,927,367)	(148,537)		16,901,778
Balance, shares at Dec. 31, 2020	25,000,000
Capital Contributions		1,408,013				1,408,013
Net Loss			(1,081,946)		(35,640)	(1,117,586)
Foreign Currency Translation Adjustment				402,273		402,273
Ordinary Shares issued for the acquisitions
Ordinary Shares issued for the acquisitions, shares	7,968,755
Disposal of subsidiaries					31,349	31,349
Balance at Dec. 31, 2021		23,385,695	(6,009,313)	253,736	(4,291)	17,625,827
Balance, shares at Dec. 31, 2021	32,968,755
Capital Contributions		53,839				53,839
Net Loss			(11,072,016)		(147,835)	(11,219,851)
Foreign Currency Translation Adjustment				(1,677,880)		(1,677,880)
Ordinary Shares issued for the acquisitions		15,132,000				15,132,000
Ordinary Shares issued for the acquisitions, shares	27,976,558
Balance at Dec. 31, 2022		$ 38,571,534	$ (17,081,329)	$ (1,424,144)	$ (152,126)	$ 19,913,935
Balance, shares at Dec. 31, 2022	60,945,313